Provisions and Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Provisions and Other Non-Current Liabilities
Note 22: Provisions and Other
Non-Current
Liabilities

	December 31,

	2020	2019
Net defined benefit plan obligations (see note 26)	598	714
Other financial liabilities (see note 19)	224	256
Deferred compensation and employee incentives (1)	111	141
Provisions	140	126
Other non-current liabilities	10	27
Total provisions and other non-current liabilities	1,083	1,264
(1) In June 2020, the Company amended its non-employee director compensation plan such that the directors no longer control the decision as to whether DSUs earned as part of their compensation are settled in cash or common shares. As a result, director DSUs are now classified as equity settled and $27 million was reclassified to “Contributed surplus.”
The following table presents the movement in provisions for the years ended December 31, 2020 and 2019:

	Employee- Related	Restructuring	Facilities- Related	Other	Total
Balance at December 31, 2018	-	94	28	209	331
Charges	12	117	3	70	202
Utilization	(25)	(145)	(18)	(113)	(301)
Translation and other, net	13	(10)	14	(4)	13
Balance at December 31, 2019	-	56	27	162	245
Less: short-term provisions	-	56	2	61	119
Long-term provisions	-	-	25	101	126

Balance at December 31, 2019	-	56	27	162	245
Charges	61	-	3	30	94
Utilization	(15)	(52)	(2)	(7)	(76)
Translation and other, net	-	1	-	(13)	(12)
Balance at December 31, 2020	46	5	28	172	251
Less: short-term provisions	46	5	3	57	111
Long-term provisions	-	-	25	115	140

Employee-related
The employee-related provisions consisted of severance.
Restructuring
In 2019, the Company incurred $117 million of severance costs associated with reductions in workforce to de-layer
the organization and reposition the Company following the separation of the Financial & Risk business from the rest of the Company.
Facilities-related
Facilities-related provisions include lease retirement obligations, which arise when the Company agrees to restore a leased property to a specified condition at the completion of the lease period. Lease retirement provisions relate primarily to leases which expire over the next four years.
Other
Other includes various items arising in the normal course of business such as disposal related reserves, legal provisions and reserves for health care.